Trade and other receivables - Summary of Movements in Group's Allowance for Expected Credit Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	€ 4
Ending balance	6	€ 4
Trade Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	4	5
Provision for expected credit losses	7	7
Reversal of unutilized provisions	(2)	(5)
Receivables written off	(3)	(3)
Ending balance	€ 6	€ 4